Fair value of financial instrument - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended	9 Months Ended
	Jul. 31, 2020	Jul. 31, 2020
Disclosure of fair value measurement of assets and liabilities [line Items]
Changes in the fair value of the financial assets designated as at FVTPL attributable to changes in credit risk		$ 462
Derivative liabilities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 3 to Level 2	$ 103
Derivative assets [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 3 to Level 2	5
Other Contracts [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 3 to Level 2	98
Loans [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 2 to Level 3	176
Investment [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 1 to Level 2	268
Transfers out of Level 2 to Level 1	$ 937